REVENUES	12 Months Ended
Dec. 31, 2011
REVENUES
12	REVENUES

The Group’s revenues by product category consist of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Biodiesel	581,025	190,988	46,961

Biodiesel by-products:
Erucic acid	2,685	283	—
Erucic amide	1,045	—	—
Glycerine and stearic acid	24,762	3,535	1,965
Plant asphalt	17,232	8,633	1,824
Refined glycerine	1,437	—	—

Total biodiesel by-products	47,161	12,451	3,789

Biodiesel raw materials	—	—	2,609

Total biodiesel products	628,186	203,439	53,359

Copper products	—	205,059	1,322,384

Copper raw materials and scrap		—	73,991

Total copper products		205,059	1,396,375

Total revenues	628,186	408,498	1,449,734